UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-08606

DWS Target Date Series
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/29/2012

ITEM 1.	REPORT TO STOCKHOLDERS

FEBRUARY 29, 2012 Semiannual Report to Shareholders

DWS Target Date Series DWS LifeCompass Retirement Fund DWS LifeCompass 2015 Fund DWS LifeCompass 2020 Fund DWS LifeCompass 2030 Fund DWS LifeCompass 2040 Fund

Contents
4 Performance Summaries
24 Portfolio Summaries
26 Investment Portfolios
36 Statements of Assets and Liabilities
40 Statements of Operations
42 Statements of Changes in Net Assets
47 Financial Highlights
66 Notes to Financial Statements
79 Information About Each Fund's Expenses
83 Investment Management Agreement Approval
89 Summary of Management Fee Evaluation by Independent Fee Consultant
93 Account Management Resources
96 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks may decline in value. The fund may lend securities to approved institutions. See the prospectus for details.

Target date funds are designed for investors seeking to meet their respective investment goals, such as retirement, around the target date year. The target date is the approximate date when investors plan to start withdrawing their money in the fund. As the fund approaches its target year, the fund will decrease its emphasis on growth of capital and increase its emphasis on current income. The principal value of the funds is not guaranteed at any time, including at the target date. There is no guarantee that the fund will provide adequate income at and through retirement.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summaries February 29, 2012 (Unaudited)

DWS LifeCompass Retirement Fund
Average Annual Total Returns as of 2/29/12
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	5.09%	3.16%	13.73%	1.54%	3.64%
Class B	4.60%	2.30%	12.88%	0.76%	2.86%
Class C	4.70%	2.39%	12.89%	0.79%	2.87%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-0.95%	-2.78%	11.50%	0.34%	3.03%
Class B (max 4.00% CDSC)	0.60%	-0.70%	12.36%	0.58%	2.86%
Class C (max 1.00% CDSC)	3.70%	2.39%	12.89%	0.79%	2.87%
No Sales Charges
Class S	5.13%	3.33%	14.03%	1.78%	3.90%
S&P® Target Date Retirement Income Index+	4.95%	5.51%	12.22%	3.61%	4.90%
Russell® 1000 Index++	13.31%	4.86%	26.25%	1.77%	4.63%
Russell® 2000 Index+++	12.40%	-0.15%	29.48%	1.83%	7.00%
Barclays Capital Intermediate U.S. Aggregate Bond Index++++	1.76%	6.44%	6.64%	5.98%	5.30%

‡ Total returns shown for periods less than one year are not annualized.

DWS LifeCompass Retirement Fund
Average Annual Total Returns as of 12/31/11 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	0.70%	9.52%	0.69%	3.04%
Class B	-0.05%	8.69%	-0.06%	2.27%
Class C	-0.15%	8.66%	-0.05%	2.28%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-5.09%	7.38%	-0.49%	2.43%
Class B (max 4.00% CDSC)	-3.01%	8.12%	-0.24%	2.27%
Class C (max 1.00% CDSC)	-0.15%	8.66%	-0.05%	2.28%
No Sales Charges
Class S	0.95%	9.76%	0.95%	3.29%
S&P® Target Date Retirement Income Index+	3.98%	8.10%	3.12%	4.55%
Russell® 1000 Index++	1.50%	14.81%	-0.02%	3.34%
Russell® 2000 Index+++	-4.18%	15.63%	0.15%	5.62%
Barclays Capital Intermediate U.S. Aggregate Bond Index++++	5.97%	6.19%	6.09%	5.39%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2011 are 1.29%, 2.01%, 1.98% and 0.97% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass Retirement Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 29

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The S&P Target Date Retirement Income Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets an immediate retirement allocation.

On December 1, 2011 the S&P Target Date Retirement Income Index replaced Russell 1000 Index, Russell 2000 Index and the Barclays Capital Intermediate U.S. Aggregate Bond Index because portfolio management believes that it more accurately reflects the fund's asset allocation.

++ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

+++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

++++ The Barclays Capital Intermediate U.S. Aggregate Bond Index is an unmanaged index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage securities, asset-backed securities and commercial mortgage-backed securities.

DWS LifeCompass Retirement Fund
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 2/29/12	$11.49	$11.48	$11.48	$11.48
8/31/11	$11.06	$11.06	$11.05	$11.06
Distribution Information: Six Months as of 2/29/12: Income Dividends	$.12	$.08	$.08	$.14

Morningstar Rankings — Retirement Income Funds Category as of 2/29/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	155	of	269	58
3-Year	164	of	237	69
5-Year	77	of	90	85
10-Year	17	of	20	84
Class B 1-Year	185	of	269	69
3-Year	189	of	237	79
5-Year	88	of	90	97
10-Year	20	of	20	100
Class C 1-Year	180	of	269	67
3-Year	188	of	237	79
5-Year	87	of	90	96
10-Year	19	of	20	94
Class S 1-Year	148	of	269	55
3-Year	155	of	237	65
5-Year	71	of	90	78
10-Year	14	of	20	68

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2015 Fund
Average Annual Total Returns as of 2/29/12
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	6.43%	2.04%	17.16%	0.70%	3.50%
Class B	6.04%	1.19%	16.26%	-0.07%	2.72%
Class C	6.04%	1.19%	16.27%	-0.04%	2.73%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	0.31%	-3.82%	14.87%	-0.49%	2.89%
Class B (max 4.00% CDSC)	2.04%	-1.81%	15.77%	-0.25%	2.72%
Class C (max 1.00% CDSC)	5.04%	1.19%	16.27%	-0.04%	2.73%
No Sales Charges
Class S	6.58%	2.21%	17.44%	0.95%	3.74%
S&P Target Date 2015 Index+	6.76%	4.05%	16.42%	3.23%	5.31%
Russell 1000 Index++	13.31%	4.86%	26.25%	1.77%	4.63%
Russell 2000 Index+++	12.40%	-0.15%	29.48%	1.83%	7.00%
Barclays Capital U.S. Aggregate Bond Index++++	2.73%	8.37%	7.52%	6.36%	5.68%

‡ Total returns shown for periods less than one year are not annualized.

DWS LifeCompass 2015 Fund
Average Annual Total Returns as of 12/31/11 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	-1.27%	10.44%	-0.49%	2.60%
Class B	-2.10%	9.57%	-1.25%	1.83%
Class C	-2.01%	9.62%	-1.24%	1.84%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-6.95%	8.28%	-1.66%	2.00%
Class B (max 4.00% CDSC)	-5.00%	9.01%	-1.43%	1.83%
Class C (max 1.00% CDSC)	-2.01%	9.62%	-1.24%	1.84%
No Sales Charges
Class S	-1.03%	10.69%	-0.27%	2.85%
S&P Target Date 2015 Index+	1.53%	10.08%	2.26%	4.59%
Russell 1000 Index++	1.50%	14.81%	-0.02%	3.34%
Russell 2000 Index+++	-4.18%	15.63%	0.15%	5.62%
Barclays Capital U.S. Aggregate Bond Index++++	7.84%	6.77%	6.50%	5.78%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2011 are 1.26%, 2.06%, 1.97% and 1.03% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2015 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 29

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The S&P Target Date 2015 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2015.

On December 1, 2011 the S&P Target Date 2015 Index replaced the Russell 1000 Index, Russell 2000 Index and the Barclays Capital U.S. Aggregate Bond Index because portfolio management believes that it more accurately reflects the fund's asset allocation.

++ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

+++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

++++ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2015 Fund
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 2/29/12	$11.13	$11.11	$11.11	$11.11
8/31/11	$10.57	$10.55	$10.55	$10.55
Distribution Information: Six Months as of 2/29/12: Income Dividends	$.11	$.07	$.07	$.12

Morningstar Rankings — Target Date 2011-2015 Funds Category as of 2/29/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	110	of	158	69
3-Year	91	of	132	69
5-Year	53	of	76	69
10-Year	2	of	5	25
Class B 1-Year	126	of	158	79
3-Year	98	of	132	74
5-Year	65	of	76	85
10-Year	5	of	5	100
Class C 1-Year	125	of	158	79
3-Year	97	of	132	73
5-Year	64	of	76	84
10-Year	4	of	5	75
Class S 1-Year	103	of	158	65
3-Year	89	of	132	67
5-Year	48	of	76	63
10-Year	1	of	5	1

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2020 Fund
Average Annual Total Returns as of 2/29/12
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	7.13%	1.33%	18.65%	0.49%	3.58%
Class B	6.69%	0.56%	17.74%	-0.27%	2.79%
Class C	6.69%	0.63%	17.77%	-0.26%	2.80%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	0.97%	-4.50%	16.33%	-0.69%	2.96%
Class B (max 4.00% CDSC)	2.69%	-2.42%	17.26%	-0.45%	2.79%
Class C (max 1.00% CDSC)	5.69%	0.63%	17.77%	-0.26%	2.80%
No Sales Charges
Class S	7.23%	1.58%	18.98%	0.75%	3.83%
S&P Target Date 2020 Index+	7.46%	3.43%	18.22%	2.93%	5.38%
Russell 1000 Index++	13.31%	4.86%	26.25%	1.77%	4.63%
Russell 2000 Index+++	12.40%	-0.15%	29.48%	1.83%	7.00%
Barclays Capital U.S. Aggregate Bond Index++++	2.73%	8.37%	7.52%	6.36%	5.68%

‡ Total returns shown for periods less than one year are not annualized.

DWS LifeCompass 2020 Fund
Average Annual Total Returns as of 12/31/11 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	-2.15%	10.84%	-0.92%	2.50%
Class B	-2.91%	10.01%	-1.66%	1.73%
Class C	-2.99%	9.97%	-1.67%	1.73%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-7.78%	8.67%	-2.09%	1.89%
Class B (max 4.00% CDSC)	-5.79%	9.46%	-1.84%	1.73%
Class C (max 1.00% CDSC)	-2.99%	9.97%	-1.67%	1.73%
No Sales Charges
Class S	-1.91%	11.12%	-0.67%	2.74%
S&P Target Date 2020 Index+	0.58%	10.86%	1.78%	4.54%
Russell 1000 Index++	1.50%	14.81%	-0.02%	3.34%
Russell 2000 Index+++	-4.18%	15.63%	0.15%	5.62%
Barclays Capital U.S. Aggregate Bond Index++++	7.84%	6.77%	6.50%	5.78%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2011 are 1.32%, 2.18%, 2.04% and 1.06% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2020 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 29

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The S&P Target Date 2020 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2020.

On December 1, 2011 the S&P Target Date 2020 Index replaced the Russell 1000 Index, Russell 2000 Index and the Barclays Capital U.S. Aggregate Bond Index because portfolio management believes that it more accurately reflects the fund's asset allocation.

++ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

+++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

++++ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2020 Fund
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 2/29/12	$13.39	$13.31	$13.32	$13.40
8/31/11	$12.74	$12.62	$12.63	$12.77
Distribution Information: Six Months as of 2/29/12: Income Dividends	$.24	$.14	$.14	$.27

Morningstar Rankings — Target Date 2016-2020 Funds Category as of 2/29/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	170	of	208	81
3-Year	124	of	190	65
5-Year	104	of	131	79
10-Year	18	of	21	85
Class B 1-Year	186	of	208	89
3-Year	148	of	190	78
5-Year	120	of	131	91
10-Year	21	of	21	100
Class C 1-Year	185	of	208	89
3-Year	146	of	190	77
5-Year	119	of	131	90
10-Year	20	of	21	95
Class S 1-Year	160	of	208	77
3-Year	115	of	190	61
5-Year	100	of	131	76
10-Year	14	of	21	65

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2030 Fund
Average Annual Total Returns as of 2/29/12
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	Life of Fund*
Class A	8.14%	-0.29%	21.48%	-0.13%	3.62%
Class B	7.81%	-1.04%	20.64%	-0.87%	2.86%
Class C	7.70%	-1.14%	20.60%	-0.89%	2.84%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	1.93%	-6.03%	19.11%	-1.31%	2.79%
Class B (max 4.00% CDSC)	3.81%	-3.99%	20.18%	-1.04%	2.86%
Class C (max 1.00% CDSC)	6.70%	-1.14%	20.60%	-0.89%	2.84%
No Sales Charges
Class S	8.30%	-0.04%	21.79%	0.13%	3.88%
S&P Target Date 2030 Index+	8.53%	2.30%	21.10%	2.21%	5.28%
Russell 1000 Index++	13.31%	4.86%	26.25%	1.77%	5.20%
Russell 2000 Index+++	12.40%	-0.15%	29.48%	1.83%	5.97%
Barclays Capital U.S. Aggregate Bond Index++++	2.73%	8.37%	7.52%	6.36%	5.48%

‡ Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

DWS LifeCompass 2030 Fund
Average Annual Total Returns as of 12/31/11 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	Life of Fund*
Class A	-4.57%	11.49%	-1.93%	2.42%
Class B	-5.38%	10.64%	-2.65%	1.66%
Class C	-5.28%	10.64%	-2.65%	1.66%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-10.06%	9.31%	-3.09%	1.58%
Class B (max 4.00% CDSC)	-8.20%	10.09%	-2.82%	1.66%
Class C (max 1.00% CDSC)	-5.28%	10.64%	-2.65%	1.66%
No Sales Charges
Class S	-4.33%	11.77%	-1.67%	2.68%
S&P Target Date 2030 Index+	-1.17%	11.87%	0.75%	4.28%
Russell 1000 Index++	1.50%	14.81%	-0.02%	4.00%
Russell 2000 Index+++	-4.18%	15.63%	0.15%	4.76%
Barclays Capital U.S. Aggregate Bond Index++++	7.84%	6.77%	6.50%	5.48%

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2011 are 1.48%, 2.24%, 2.18% and 1.23% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2030 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 29

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 1, 2004. Index returns began on October 31, 2004.

+ The S&P Target Date 2030 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2030.

On December 1, 2011 the S&P Target Date 2030 Index replaced the Russell 1000 Index, Russell 2000 Index and the Barclays Capital U.S. Aggregate Bond Index because portfolio management believes that it more accurately reflects the fund's asset allocation.

++ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

+++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

++++ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2030 Fund
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S
Net Asset Value: 2/29/12	$9.70	$9.70	$9.69	$9.70
8/31/11	$9.10	$9.06	$9.06	$9.11
Distribution Information: Six Months as of 2/29/12: Income Dividends	$.13	$.06	$.06	$.15

Morningstar Rankings — Target Date 2026-2030 Funds Category as of 2/29/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	176	of	207	85
3-Year	110	of	190	58
5-Year	107	of	131	81
Class B 1-Year	190	of	207	91
3-Year	148	of	190	78
5-Year	119	of	131	90
Class C 1-Year	192	of	207	92
3-Year	152	of	190	80
5-Year	120	of	131	91
Class S 1-Year	168	of	207	81
3-Year	101	of	190	53
5-Year	102	of	131	77

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

DWS LifeCompass 2040 Fund
Average Annual Total Returns as of 2/29/12
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	Life of Fund*
Class A	8.69%	-0.94%	22.17%	-1.19%
Class C	8.16%	-1.68%	21.21%	-1.92%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	2.44%	-6.63%	19.78%	-2.54%
Class C (max 1.00% CDSC)	7.16%	-1.68%	21.21%	-1.92%
No Sales Charges
Class S	8.82%	-0.68%	22.53%	-0.92%
S&P Target Date 2040 Index+	9.08%	1.65%	22.85%	0.39%
Russell 1000 Index++	13.31%	4.86%	26.25%	0.63%
Russell 2000 Index+++	12.40%	-0.15%	29.48%	2.73%
Barclays Capital U.S. Aggregate Bond Index++++	2.73%	8.37%	7.52%	6.28%

‡ Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.

DWS LifeCompass 2040 Fund
Average Annual Total Returns as of 12/31/11 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	Life of Fund*
Class A	-5.66%	11.19%	-3.50%
Class C	-6.36%	10.36%	-4.22%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-11.08%	9.01%	-4.88%
Class C (max 1.00% CDSC)	-6.36%	10.36%	-4.22%
No Sales Charges
Class S	-5.42%	11.47%	-3.26%
S&P Target Date 2040 Index+	-2.17%	12.45%	-1.80%
Russell 1000 Index++	1.50%	14.81%	-1.55%
Russell 2000 Index+++	-4.18%	15.63%	0.56%
Barclays Capital U.S. Aggregate Bond Index++++	7.84%	6.77%	6.32%

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2011 are 1.72%, 2.54% and 1.47% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DWS LifeCompass 2040 Fund
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended February 29

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on November 15, 2007. Index returns began on November 30, 2007.

+ The S&P Target Date 2040 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets retirement horizon on or around 2040.

On December 1, 2011 the S&P Target Date 2040 Index replaced the Russell 1000 Index, Russell 2000 Index and the Barclays Capital U.S. Aggregate Bond Index because portfolio management believes that it more accurately reflects the fund's asset allocation.

++ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

+++ The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

++++ The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

DWS LifeCompass 2040 Fund
Net Asset Value and Distribution Information
	Class A	Class C	Class S
Net Asset Value: 2/29/12	$8.31	$8.30	$8.32
8/31/11	$7.92	$7.89	$7.94
Distribution Information: Six Months as of 2/29/12: Income Dividends	$.10	$.05	$.12
Capital Gain Distributions	$.17	$.17	$.17

Morningstar Rankings — Target Date 2036-2040 Funds Category as of 2/29/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	169	of	205	82
3-Year	135	of	187	72
Class C 1-Year	181	of	205	88
3-Year	172	of	187	92
Class S 1-Year	164	of	205	80
3-Year	121	of	187	64

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Portfolio Summaries (Unaudited)

Investment Portfolios as of February 29, 2012 (Unaudited)

DWS LifeCompass Retirement Fund
	Shares	Value ($)

Equity — Equity Funds 31.2%
DWS Capital Growth Fund "Institutional" (a)	51,140	2,989,655
DWS Diversified International Equity Fund "Institutional" (a)	366,693	2,460,513
DWS Dreman Mid Cap Value Fund "Institutional" (a)	80,198	931,905
DWS Dreman Small Cap Value Fund "Institutional" (a)	34,043	1,234,410
DWS EAFE Equity Index Fund "Institutional" (a)	107,495	1,288,860
DWS Emerging Markets Equity Fund "Institutional" (a)	70,712	1,205,641
DWS Equity 500 Index Fund "Institutional" (a)	26,600	4,129,701
DWS Global Thematic Fund "Institutional" (a)	61,808	1,406,133
DWS Growth & Income Fund "Institutional" (a)	254,059	4,504,467
DWS Large Cap Value Fund "Institutional" (a)	23,527	431,947
DWS S&P 500 Plus Fund "S" (a)	201,337	2,601,274
DWS Small Cap Growth Fund "Institutional"* (a)	39,980	1,015,501
DWS Strategic Value Fund "Institutional" (a)	94,845	3,284,473
DWS Technology Fund "Institutional"* (a)	73,679	1,153,812
Total Equity — Equity Funds (Cost $25,451,360)		28,638,292

Equity — Exchange-Traded Funds 5.6%
iShares MSCI Canada Index Fund	30,442	883,427
iShares MSCI Italy Index Fund	63,374	847,310
iShares MSCI United Kingdom Index Fund	96,630	1,693,924
Vanguard FTSE All World ex-U.S. Small-Cap Fund	18,708	1,681,475
Total Equity — Exchange-Traded Funds (Cost $4,883,385)		5,106,136

Fixed Income — Bond Funds 61.6%
DWS Core Fixed Income Fund "Institutional" (a)	1,928,304	18,916,664
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	261,222	927,338
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	88,221	935,142
DWS Enhanced Global Bond Fund "S" (a)	984,662	9,984,477
DWS Global Inflation Fund "Institutional" (a)	333,766	3,624,696
DWS High Income Fund "Institutional" (a)	675,343	3,261,905
DWS U.S. Bond Index Fund "Institutional" (a)	1,707,122	18,795,417
Total Fixed Income — Bond Funds (Cost $57,221,514)		56,445,639

Market Neutral Fund 1.3%
DWS Disciplined Market Neutral Fund "Institutional" (a) (Cost $1,150,621)	120,382	1,165,299
Fixed Income — Money Market Fund 0.6%
Central Cash Management Fund, 0.10% (a) (b) (Cost $500,706)	500,706	500,706

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $89,207,586)+	100.3	91,856,072
Other Assets and Liabilities, Net	(0.3)	(247,840)
Net Assets	100.0	91,608,232

* Non-income producing security.

+ The cost for federal income tax purposes was $90,188,004. At February 29, 2012, net unrealized appreciation for all securities based on tax cost was $1,668,068. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,498,238 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,830,170.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

During the period ended February 29, 2012, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $26,329,409 and $26,898,407, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $1,867,325 and $864,178, respectively.

EAFE: Europe, Australasia and Far East

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$28,638,292	$—	$—	$28,638,292
Exchange-Traded Funds	5,106,136	—	—	5,106,136
Bond Funds	56,445,639	—	—	56,445,639
Market Neutral Fund	1,165,299	—	—	1,165,299
Money Market Funds	500,706	—	—	500,706
Total	$91,856,072	$—	$—	$91,856,072

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 29, 2012.

DWS LifeCompass 2015 Fund
	Shares	Value ($)

Equity — Equity Funds 45.2%
DWS Capital Growth Fund "Institutional" (a)	151,819	8,875,315
DWS Core Equity Fund "Institutional" (a)	375,751	6,662,067
DWS Diversified International Equity Fund "Institutional" (a)	468,428	3,143,151
DWS Dreman Mid Cap Value Fund "Institutional" (a)	132,524	1,539,934
DWS Dreman Small Cap Value Fund "Institutional" (a)	89,719	3,253,220
DWS EAFE Equity Index Fund "Institutional" (a)	259,101	3,106,626
DWS Emerging Markets Equity Fund "Institutional" (a)	159,980	2,727,657
DWS Equity 500 Index Fund "Institutional" (a)	73,830	11,462,177
DWS Equity Dividend Fund "Institutional" (a)	219,773	7,610,739
DWS Global Thematic Fund "Institutional" (a)	70,623	1,606,676
DWS International Fund "Institutional" (a)	37,501	1,537,925
DWS Large Cap Value Fund "Institutional" (a)	60,868	1,117,545
DWS RREEF Real Estate Securities Fund "Institutional" (a)	57,260	1,136,041
DWS S&P 500 Plus Fund "S" (a)	555,492	7,176,953
DWS Small Cap Core Fund "S"* (a)	77,503	1,440,785
DWS Small Cap Growth Fund "Institutional"* (a)	84,675	2,150,739
DWS Technology Fund "Institutional"* (a)	145,821	2,283,558
Total Equity — Equity Funds (Cost $59,465,613)		66,831,108

Equity — Exchange-Traded Funds 10.3%
iShares MSCI Australia Index Fund	77,545	1,840,143
iShares MSCI Canada Index Fund	55,269	1,603,906
iShares MSCI Germany Index Fund	69,614	1,597,641
iShares MSCI Italy Index Fund	109,657	1,466,114
iShares MSCI Japan Index Fund	182,477	1,822,945
iShares MSCI United Kingdom Index Fund	243,373	4,266,329
Vanguard FTSE All World ex-U.S. Small-Cap Fund	29,067	2,612,543
Total Equity — Exchange-Traded Funds (Cost $14,529,073)		15,209,621

Fixed Income — Bond Funds 43.0%
DWS Core Fixed Income Fund "Institutional" (a)	1,939,432	19,025,824
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	417,132	1,480,820
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	140,674	1,491,144
DWS Enhanced Global Bond Fund "S" (a)	1,151,322	11,674,401
DWS Global Inflation Fund "Institutional" (a)	399,836	4,342,223
DWS High Income Fund "Institutional" (a)	1,078,184	5,207,630
DWS Short Duration Fund "Institutional" (a)	157,883	1,465,158
DWS U.S. Bond Index Fund "Institutional" (a)	1,717,177	18,906,122
Total Fixed Income — Bond Funds (Cost $64,546,561)		63,593,322
Market Neutral Fund 1.3%
DWS Disciplined Market Neutral Fund "Institutional" (a) (Cost $1,830,979)	191,678	1,855,438

Fixed Income — Money Market Fund 0.7%
Central Cash Management Fund, 0.10% (a) (b) (Cost $1,077,378)	1,077,378	1,077,378

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $141,449,604)+	100.5	148,566,867
Other Assets and Liabilities, Net	(0.5)	(736,107)
Net Assets	100.0	147,830,760

* Non-income producing security.

+ The cost for federal income tax purposes was $143,449,069. At February 29, 2012, net unrealized appreciation for all securities based on tax cost was $5,117,798. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,545,152 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,427,354.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

During the period ended February 29, 2012, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $28,258,339 and $36,620,259, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $1,177,455 and $1,299,671, respectively.

EAFE: Europe, Australasia and Far East

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$66,831,108	$—	$—	$66,831,108
Exchange-Traded Funds	15,209,621	—	—	15,209,621
Bond Funds	63,593,322	—	—	63,593,322
Market Neutral Fund	1,855,438	—	—	1,855,438
Money Market Funds	1,077,378	—	—	1,077,378
Total	$148,566,867	$—	$—	$148,566,867

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 29, 2012.

DWS LifeCompass 2020 Fund
	Shares	Value ($)

Equity — Equity Funds 55.3%
DWS Capital Growth Fund "Institutional" (a)	184,501	10,785,935
DWS Core Equity Fund "Institutional" (a)	959,358	17,009,424
DWS Diversified International Equity Fund "Institutional" (a)	903,056	6,059,503
DWS Dreman Mid Cap Value Fund "Institutional" (a)	181,858	2,113,187
DWS Dreman Small Cap Value Fund "Institutional" (a)	137,666	4,991,776
DWS EAFE Equity Index Fund "Institutional" (a)	487,268	5,842,349
DWS Emerging Markets Equity Fund "Institutional" (a)	302,390	5,155,747
DWS Equity 500 Index Fund "Institutional" (a)	125,336	19,458,338
DWS Equity Dividend Fund "Institutional" (a)	355,420	12,308,205
DWS Global Small Cap Growth Fund "Institutional" (a)	61,419	2,395,346
DWS Global Thematic Fund "Institutional" (a)	173,199	3,940,278
DWS International Fund "Institutional" (a)	50,465	2,069,580
DWS Large Cap Focus Growth Fund "Institutional" (a)	84,795	2,764,305
DWS Large Cap Value Fund "Institutional" (a)	274,119	5,032,828
DWS RREEF Real Estate Securities Fund "Institutional" (a)	94,531	1,875,490
DWS S&P 500 Plus Fund "S" (a)	872,359	11,270,874
DWS Small Cap Core Fund "S"* (a)	187,340	3,482,649
DWS Small Cap Growth Fund "Institutional"* (a)	137,231	3,485,670
DWS Technology Fund "Institutional"* (a)	389,268	6,095,938
DWS World Dividend Fund "Institutional" (a)	82,866	1,968,061
Total Equity — Equity Funds (Cost $115,459,252)		128,105,483

Equity — Exchange-Traded Funds 10.3%
iShares MSCI Australia Index Fund	117,147	2,779,898
iShares MSCI Canada Index Fund	77,185	2,239,909
iShares MSCI Germany Index Fund	90,518	2,077,388
iShares MSCI Italy Index Fund	163,779	2,189,725
iShares MSCI Japan Index Fund	367,548	3,671,805
iShares MSCI United Kingdom Index Fund	449,289	7,876,036
Vanguard FTSE All World ex-U.S. Small-Cap Fund	34,058	3,061,133
Total Equity — Exchange-Traded Funds (Cost $22,276,904)		23,895,894

Fixed Income — Bond Funds 33.3%
DWS Core Fixed Income Fund "Institutional" (a)	2,187,040	21,454,860
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	651,360	2,312,327
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	220,500	2,337,297
DWS Enhanced Global Bond Fund "S" (a)	1,378,760	13,980,629
DWS Global Inflation Fund "Institutional" (a)	522,593	5,675,362
DWS High Income Fund "Institutional" (a)	1,570,093	7,583,551
DWS Short Duration Fund "Institutional" (a)	247,432	2,296,167
DWS U.S. Bond Index Fund "Institutional" (a)	1,936,659	21,322,613
Total Fixed Income — Bond Funds (Cost $77,392,299)		76,962,806
Market Neutral Fund 1.0%
DWS Disciplined Market Neutral Fund "Institutional" (a) (Cost $2,301,244)	240,748	2,330,445

Fixed Income — Money Market Fund 0.7%
Central Cash Management Fund, 0.10% (a) (b) (Cost $1,633,099)	1,633,099	1,633,099

	% of Net Assets	Value ($)

Total Long Positions (Cost $219,062,798)+	100.6	232,927,727
Other Assets and Liabilities, Net	(0.6)	(1,279,414)
Net Assets	100.0	231,648,313

* Non-income producing security.

+ The cost for federal income tax purposes was $221,770,593. At February 29, 2012, net unrealized appreciation for all securities based on tax cost was $11,157,134. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,972,500 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,815,366.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

During year ended February 29, 2012, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $55,392,000 and $41,966,470, respectively. Purchase and sales on non-affiliated Underlying Funds (excluding money market funds) aggregated $1,069,565 and $2,261,371, respectively.

EAFE: Europe, Australasia and Far East

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$128,105,483	$—	$—	$128,105,483
Exchange-Traded Funds	23,895,894	—	—	23,895,894
Bond Funds	76,962,806	—	—	76,962,806
Market Neutral Fund	2,330,445	—	—	2,330,445
Money Market Funds	1,633,099	—	—	1,633,099
Total	$232,927,727	$—	$—	$232,927,727

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 29, 2012.

DWS LifeCompass 2030 Fund
	Shares	Value ($)

Equity — Equity Funds 70.2%
DWS Capital Growth Fund "Institutional" (a)	101,098	5,910,196
DWS Core Equity Fund "Institutional" (a)	302,628	5,365,586
DWS Diversified International Equity Fund "Institutional" (a)	400,867	2,689,815
DWS Dreman Mid Cap Value Fund "Institutional" (a)	61,570	715,444
DWS Dreman Small Cap Value Fund "Institutional" (a)	59,821	2,169,096
DWS EAFE Equity Index Fund "Institutional" (a)	150,692	1,806,795
DWS Emerging Markets Equity Fund "Institutional" (a)	120,936	2,061,962
DWS Equity 500 Index Fund "Institutional" (a)	42,436	6,588,119
DWS Equity Dividend Fund "Institutional" (a)	142,085	4,920,394
DWS Global Small Cap Growth Fund "Institutional" (a)	17,399	678,542
DWS Global Thematic Fund "Institutional" (a)	32,691	743,720
DWS International Fund "Institutional" (a)	31,964	1,310,836
DWS Large Cap Value Fund "Institutional" (a)	98,353	1,805,756
DWS RREEF Real Estate Securities Fund "Institutional" (a)	31,895	632,795
DWS S&P 500 Plus Fund "S" (a)	374,507	4,838,625
DWS Small Cap Core Fund "S"* (a)	67,722	1,258,948
DWS Small Cap Growth Fund "Institutional"* (a)	51,676	1,312,571
DWS Technology Fund "Institutional"* (a)	128,888	2,018,379
DWS World Dividend Fund "Institutional" (a)	36,021	855,490
Total Equity — Equity Funds (Cost $42,323,179)		47,683,069

Equity — Exchange-Traded Funds 13.0%
iShares MSCI Australia Index Fund	43,968	1,043,361
iShares MSCI Canada Index Fund	34,271	994,544
iShares MSCI Germany Index Fund	32,641	749,111
iShares MSCI Italy Index Fund	73,532	983,123
iShares MSCI Japan Index Fund	97,434	973,366
iShares MSCI United Kingdom Index Fund	145,306	2,547,214
Vanguard FTSE All World ex-U.S. Small-Cap Fund	16,775	1,507,737
Total Equity — Exchange-Traded Funds (Cost $8,251,559)		8,798,456

Fixed Income — Bond Funds 15.2%
DWS Core Fixed Income Fund "Institutional" (a)	157,928	1,549,272
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	187,628	666,080
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	63,358	671,592
DWS Enhanced Global Bond Fund "S" (a)	424,906	4,308,550
DWS Global Inflation Fund "Institutional" (a)	60,038	652,011
DWS High Income Fund "Institutional" (a)	194,451	939,198
DWS U.S. Bond Index Fund "Institutional" (a)	139,666	1,537,721
Total Fixed Income — Bond Funds (Cost $10,418,156)		10,324,424
Market Neutral Fund 1.0%
DWS Disciplined Market Neutral Fund "Institutional" (a) (Cost $660,400)	69,099	668,876

Fixed Income — Money Market Fund 1.4%
Central Cash Management Fund, 0.10% (a) (b) (Cost $923,053)	923,053	923,053

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $62,576,347)+	100.8	68,397,878
Other Assets and Liabilities, Net	(0.8)	(509,246)
Net Assets	100.0	67,888,632

* Non-income producing security.

+ The cost for federal income tax purposes was $63,374,640. At February 29, 2012, net unrealized appreciation for all securities based on tax cost was $5,023,238. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,565,036 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,541,798.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

During the period ended February 29, 2012, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $13,040,335 and 12,931,969, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $1,236,990 and $915,979, respectively.

EAFE: Europe, Australasia and Far East

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$47,683,069	$—	$—	$47,683,069
Exchange-Traded Funds	8,798,456	—	—	8,798,456
Bond Funds	10,324,424	—	—	10,324,424
Market Neutral Fund	668,876	—	—	668,876
Money Market Funds	923,053	—	—	923,053
Total	$68,397,878	$—	$—	$68,397,878

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 29, 2012.

DWS LifeCompass 2040 Fund
	Shares	Value ($)

Equity — Equity Funds 78.9%
DWS Capital Growth Fund "Institutional" (a)	60,863	3,558,043
DWS Core Equity Fund "Institutional" (a)	196,134	3,477,465
DWS Diversified International Equity Fund "Institutional" (a)	285,707	1,917,095
DWS Dreman Mid Cap Value Fund "Institutional" (a)	33,602	390,460
DWS Dreman Small Cap Value Fund "Institutional" (a)	36,912	1,338,417
DWS EAFE Equity Index Fund "Institutional" (a)	121,950	1,462,178
DWS Emerging Markets Equity Fund "Institutional" (a)	87,100	1,485,047
DWS Equity 500 Index Fund "Institutional" (a)	25,653	3,982,555
DWS Equity Dividend Fund "Institutional" (a)	87,314	3,023,683
DWS Global Small Cap Growth Fund "Institutional" (a)	9,728	379,389
DWS Global Thematic Fund "Institutional" (a)	34,490	784,652
DWS International Fund "Institutional" (a)	20,820	853,811
DWS Large Cap Value Fund "Institutional" (a)	54,477	1,000,204
DWS RREEF Real Estate Securities Fund "Institutional" (a)	18,134	359,770
DWS S&P 500 Plus Fund "S" (a)	220,506	2,848,939
DWS Small Cap Core Fund "S"* (a)	37,479	696,730
DWS Small Cap Growth Fund "Institutional"* (a)	32,197	817,794
DWS Technology Fund "Institutional"* (a)	63,869	1,000,193
DWS World Dividend Fund "Institutional" (a)	15,652	371,745
Total Equity — Equity Funds (Cost $25,324,692)		29,748,170

Equity — Exchange-Traded Funds 12.8%
iShares MSCI Australia Index Fund	16,751	397,502
iShares MSCI Canada Index Fund	15,636	453,757
iShares MSCI Germany Index Fund	12,914	296,376
iShares MSCI Italy Index Fund	50,699	677,846
iShares MSCI Japan Index Fund	41,348	413,067
iShares MSCI United Kingdom Index Fund	78,078	1,368,707
Vanguard FTSE All World ex-U.S. Small-Cap Fund	13,604	1,222,727
Total Equity — Exchange-Traded Funds (Cost $4,507,284)		4,829,982

Fixed Income — Bond Funds 6.6%
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	104,613	371,375
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	34,954	370,508
DWS Enhanced Global Bond Fund "S" (a)	35,625	361,238
DWS High Income Fund "Institutional" (a)	95,934	463,363
DWS U.S. Bond Index Fund "Institutional" (a)	84,266	927,772
Total Fixed Income — Bond Funds (Cost $2,499,931)		2,494,256

Market Neutral Fund 1.2%
DWS Disciplined Market Neutral Fund "Institutional" (a) (Cost $455,235)	47,679	461,536
Fixed Income — Money Market Fund 2.2%
Central Cash Management Fund, 0.10% (a) (b) (Cost $812,771)	812,771	812,771

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $33,599,913)+	101.7	38,346,715
Other Assets and Liabilities, Net	(1.7)	(635,545)
Net Assets	100.0	37,711,170

* Non-income producing.

+ The cost for federal income tax purposes was $33,818,384. At February 29, 2012, net unrealized appreciation for all securities based on tax cost was $4,528,331. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,824,732 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $296,401.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc.

(b) The rate shown is the annualized seven-day yield at period end.

During the period ended February 29, 2012, purchases and sales of affiliated Underlying Funds (excluding money market funds) aggregated $8,026,309 and $4,617,816, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding money market funds) aggregated $946,275 and $359,332, respectively.

EAFE: Europe, Australasia and Far East

FTSE: Financial Times and the London Stock Exchange

MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Equity Funds	$29,748,170	$—	$—	$29,748,170
Exchange-Traded Funds	4,829,982	—	—	4,829,982
Bond Funds	2,494,256	—	—	2,494,256
Market Neutral Fund	461,536	—	—	461,536
Money Market Funds	812,771	—	—	812,771
Total	$38,346,715	$—	$—	$38,346,715

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 29, 2012.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
as of February 29, 2012 (Unaudited)
Assets	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Investments in affiliated Underlying Funds, at value (cost $84,324,201, $126,920,531 and $196,785,894)	$86,749,936	$133,357,246	$209,031,833
Investments in non-affiliated Underlying Funds, at value (cost $4,883,385, $14,529,073 and $22,276,904)	5,106,136	15,209,621	23,895,894
Total investments in securities, at value (cost $89,207,586, $141,449,604 and $219,062,798)	91,856,072	148,566,867	232,927,727
Receivable for Fund shares sold	2,556	21,556	55,131
Dividends receivable	20,380	23,393	23,332
Interest receivable	86	92	101
Other assets	27,393	29,008	29,395
Total assets	91,906,487	148,640,916	233,035,686
Liabilities
Payable for Fund shares redeemed	223,036	683,434	1,155,016
Other accrued expenses and payables	75,219	126,722	232,357
Total liabilities	298,255	810,156	1,387,373
Net assets, at value	$91,608,232	$147,830,760	$231,648,313
Net Assets Consist of
Undistributed net investment income	568,328	797,133	1,702,394
Net unrealized appreciation (depreciation) on investments	2,648,486	7,117,263	13,864,929
Accumulated net realized gain (loss)	(15,422,019)	(47,350,049)	(38,683,362)
Paid-in capital	103,813,437	187,266,413	254,764,352
Net assets, at value	$91,608,232	$147,830,760	$231,648,313

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 29, 2012 (Unaudited) (continued)
Assets	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Investments in affiliated Underlying Funds, at value (cost $54,324,788 and $29,092,629)	$59,599,422	$33,516,733
Investments in non-affiliated Underlying Funds, at value (cost $8,251,559 and $4,507,284)	8,798,456	4,829,982
Total investments in securities, at value (cost $62,576,347 and $33,599,913)	68,397,878	38,346,715
Receivable for Fund shares sold	33,932	6,169
Dividends receivable	1,462	680
Interest receivable	48	36
Due from Advisor	—	654
Other assets	23,721	22,848
Total assets	68,457,041	38,377,102
Liabilities
Payable for Fund shares redeemed	500,686	625,144
Other accrued expenses and payables	67,723	40,788
Total liabilities	568,409	665,932
Net assets, at value	$67,888,632	$37,711,170
Net Assets Consist of
Undistributed net investment income	189,136	—
Distributions in excess of net investment income	—	(29,789)
Net unrealized appreciation (depreciation) on investments	5,821,531	4,746,802
Accumulated net realized gain (loss)	(4,911,440)	(325,040)
Paid-in capital	66,789,405	33,319,197
Net assets, at value	$67,888,632	$37,711,170

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 29, 2012 (Unaudited) (continued)
Net Asset Value	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Class A Net assets applicable to shares outstanding	$23,572,840	$61,576,067	$81,353,212
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,052,420	5,534,887	6,076,158
Net Asset Value and redemption price per share	$11.49	$11.13	$13.39
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$12.19	$11.81	$14.21
Class B Net assets applicable to shares outstanding	$932,010	$2,191,841	$3,854,829
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	81,153	197,226	289,613
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$11.48	$11.11	$13.31
Class C Net assets applicable to shares outstanding	$5,648,702	$11,783,336	$14,974,403
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	492,181	1,060,682	1,124,384
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$11.48	$11.11	$13.32
Class S Net assets applicable to shares outstanding	$61,454,680	$72,279,516	$131,465,869
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	5,352,267	6,505,480	9,813,874
Net Asset Value, offering and redemption price per share	$11.48	$11.11	$13.40

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities as of February 29, 2012 (Unaudited) (continued)
Net Asset Value	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Class A Net assets applicable to shares outstanding	$39,747,997	$20,289,051
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	4,098,707	2,442,142
Net Asset Value and redemption price per share	$9.70	$8.31
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$10.29	$8.82
Class B Net assets applicable to shares outstanding	$1,259,595	—
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	129,868	—
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$9.70	—
Class C Net assets applicable to shares outstanding	$4,779,992	$232,413
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	493,134	27,997
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$9.69	$8.30
Class S Net assets applicable to shares outstanding	$22,101,048	$17,189,706
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,279,359	2,066,267
Net Asset Value, offering and redemption price per share	$9.70	$8.32

The accompanying notes are an integral part of the financial statements.

Statements of Operations
for the six months ended February 29, 2012 (Unaudited)
Investment Income	DWS LifeCompass Retirement Fund	DWS LifeCompass 2015 Fund	DWS LifeCompass 2020 Fund
Income distributions from affiliated Underlying Funds	$1,200,018	$1,815,547	$2,431,813
Dividends	87,486	223,369	388,950
Total income	1,287,504	2,038,916	2,820,763
Expenses: Administration fee	43,165	72,133	104,066
Services to shareholders	81,558	159,713	241,970
Distribution and service fees	63,498	147,967	193,623
Custodian fee	6,794	6,976	7,992
Audit and tax fees	21,722	21,048	21,374
Legal fees	5,844	6,248	5,886
Reports to shareholders	12,004	14,626	20,566
Registration fees	23,500	24,290	25,606
Trustees' fees and expenses	2,246	3,460	5,046
Other	4,244	5,156	4,160
Total expenses before expense reductions	264,575	461,617	630,289
Expense reductions	(40,939)	(74,367)	(82,841)
Total expenses after expense reductions	223,636	387,250	547,448
Net investment income	1,063,868	1,651,666	2,273,315
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of affiliated Underlying Funds	1,242,663	3,315,314	2,645,339
Sale of non-affiliated Underlying Funds	155,711	64,969	299,126
Capital gain distributions from affiliated Underlying Funds	286,996	364,278	423,064
	1,685,370	3,744,561	3,367,529
Change in net unrealized appreciation (depreciation) on investments	1,627,591	3,640,731	9,476,816
Net gain (loss)	3,312,961	7,385,292	12,844,345
Net increase (decrease) in net assets resulting from operations	$4,376,829	$9,036,958	$15,117,660

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the six months ended February 29, 2012 (Unaudited) (continued)
Investment Income	DWS LifeCompass 2030 Fund	DWS LifeCompass 2040 Fund
Income distributions from affiliated Underlying Funds	$650,459	$340,026
Dividends	135,623	78,427
Total income	786,082	418,453
Expenses: Administration fee	31,454	16,878
Services to shareholders	76,057	41,666
Distribution and service fees	74,819	23,856
Custodian fee	5,640	5,668
Audit and tax fees	21,722	21,544
Legal fees	3,976	3,150
Reports to shareholders	9,232	8,004
Registration fees	23,006	17,894
Trustees' fees and expenses	1,822	1,338
Other	2,234	1,020
Total expenses before expense reductions	249,962	141,018
Expense reductions	(70,021)	(65,674)
Total expenses after expense reductions	179,941	75,344
Net investment income	606,141	343,109
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Sale of affiliated Underlying Funds	1,634,064	(134,037)
Sale of non-affiliated Underlying Funds	90,871	15,223
Capital gain distributions from affiliated Underlying Funds	65,059	21,921
	1,789,994	(96,893)
Change in net unrealized appreciation (depreciation) on investments	2,690,787	2,839,207
Net gain (loss)	4,480,781	2,742,314
Net increase (decrease) in net assets resulting from operations	$5,086,922	$3,085,423

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
DWS LifeCompass Retirement Fund
Increase (Decrease) in Net Assets	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations: Net investment income	$1,063,868	$2,079,681
Net realized gain (loss)	1,685,370	3,980,630
Change in net unrealized appreciation (depreciation)	1,627,591	1,335,804
Net increase (decrease) in net assets resulting from operations	4,376,829	7,396,115
Distributions to shareholders from: Net investment income: Class A	(288,886)	(619,675)
Class B	(8,395)	(22,616)
Class C	(42,572)	(83,937)
Class S	(673,065)	(1,272,345)
Total distributions	(1,012,918)	(1,998,573)
Fund share transactions: Proceeds from shares sold	11,000,115	13,246,278
Reinvestment of distributions	949,662	1,857,229
Payments for shares redeemed	(12,139,038)	(25,376,517)
Net increase (decrease) in net assets from Fund share transactions	(189,261)	(10,273,010)
Increase (decrease) in net assets	3,174,650	(4,875,468)
Net assets at beginning of period	88,433,582	93,309,050
Net assets at end of period (including undistributed net investment income of $568,328 and $517,378, respectively)	$91,608,232	$88,433,582

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2015 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations: Net investment income	$1,651,666	$3,121,608
Net realized gain (loss)	3,744,561	5,626,381
Change in net unrealized appreciation (depreciation)	3,640,731	9,286,088
Net increase (decrease) in net assets resulting from operations	9,036,958	18,034,077
Distributions to shareholders from: Net investment income: Class A	(640,602)	(1,211,886)
Class B	(17,920)	(46,984)
Class C	(83,703)	(140,080)
Class S	(811,562)	(1,419,083)
Total distributions	(1,553,787)	(2,818,033)
Fund share transactions: Proceeds from shares sold	9,354,923	29,751,711
Reinvestment of distributions	1,520,395	2,732,145
Payments for shares redeemed	(19,549,330)	(63,400,011)
Net increase (decrease) in net assets from Fund share transactions	(8,674,012)	(30,916,155)
Increase (decrease) in net assets	(1,190,841)	(15,700,111)
Net assets at beginning of period	149,021,601	164,721,712
Net assets at end of period (including undistributed net investment income of $797,133 and $699,254, respectively)	$147,830,760	$149,021,601

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2020 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations: Net investment income	$2,273,315	$3,838,909
Net realized gain (loss)	3,367,529	5,362,362
Change in net unrealized appreciation (depreciation)	9,476,816	15,938,665
Net increase (decrease) in net assets resulting from operations	15,117,660	25,139,936
Distributions to shareholders from: Net investment income: Class A	(1,502,287)	(1,475,168)
Class B	(45,397)	(84,614)
Class C	(169,327)	(171,165)
Class S	(2,284,134)	(2,068,106)
Total distributions	(4,001,145)	(3,799,053)
Fund share transactions: Proceeds from shares sold	32,678,609	36,735,648
Reinvestment of distributions	3,911,045	3,705,873
Payments for shares redeemed	(23,130,077)	(58,903,698)
Net increase (decrease) in net assets from Fund share transactions	13,459,577	(18,462,177)
Increase (decrease) in net assets	24,576,092	2,878,706
Net assets at beginning of period	207,072,221	204,193,515
Net assets at end of period (including undistributed net investment income of $1,702,394 and $3,430,224, respectively)	$231,648,313	$207,072,221

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2030 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations: Net investment income	$606,141	$841,589
Net realized gain (loss)	1,789,994	2,042,061
Change in net unrealized appreciation (depreciation)	2,690,787	5,243,074
Net increase (decrease) in net assets resulting from operations	5,086,922	8,126,724
Distributions to shareholders from: Net investment income: Class A	(559,333)	(488,313)
Class B	(8,276)	(6,884)
Class C	(30,766)	(19,944)
Class S	(330,616)	(184,779)
Total distributions	(928,991)	(699,920)
Fund share transactions: Proceeds from shares sold	10,794,454	18,946,505
Reinvestment of distributions	924,305	695,197
Payments for shares redeemed	(10,220,630)	(22,917,426)
Net increase (decrease) in net assets from Fund share transactions	1,498,129	(3,275,724)
Increase (decrease) in net assets	5,656,060	4,151,080
Net assets at beginning of period	62,232,572	58,081,492
Net assets at end of period (including undistributed net investment income of $189,136 and $511,986, respectively)	$67,888,632	$62,232,572

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)
DWS LifeCompass 2040 Fund
Increase (Decrease) in Net Assets	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Operations: Net investment income	$343,109	$361,182
Net realized gain (loss)	(96,893)	1,172,563
Change in net unrealized appreciation (depreciation)	2,839,207	1,620,889
Net increase (decrease) in net assets resulting from operations	3,085,423	3,154,634
Distributions to shareholders from: Net investment income: Class A	(258,922)	(182,773)
Class C	(1,209)	(713)
Class S	(239,720)	(140,260)
Net realized gains: Class A	(417,665)	(319,212)
Class C	(4,452)	(3,940)
Class S	(325,057)	(198,324)
Total distributions	(1,247,025)	(845,222)
Fund share transactions: Proceeds from shares sold	8,739,377	13,930,857
Reinvestment of distributions	1,247,023	845,178
Payments for shares redeemed	(5,393,952)	(10,509,807)
Net increase (decrease) in net assets from Fund share transactions	4,592,448	4,266,228
Increase (decrease) in net assets	6,430,846	6,575,640
Net assets at beginning of period	31,280,324	24,704,684
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $29,789 and $126,953, respectively)	$37,711,170	$31,280,324

The accompanying notes are an integral part of the financial statements.

Financial Highlights
DWS LifeCompass Retirement Fund — Class A
	Six Months Ended 2/29/12 (Unaudited)		Years Ended August 31,
			2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$11.06		$10.47	$10.08	$11.49	$12.51	$12.16
Income (loss) from investment operations: Net investment incomea	.13		.24	.25	.36	.40	.38
Net realized and unrealized gain (loss)	.42		.58	.42	(1.36)	(.98)	.57
Total from investment operations	.55		.82	.67	(1.00)	(.58)	.95
Less distributions from: Net investment income	(.12)		(.23)	(.28)	(.41)	(.44)	(.60)
Net asset value, end of period	$11.49		$11.06	$10.47	$10.08	$11.49	$12.51
Total Return (%)b,c,d	5.09	**	7.81	6.67	(8.29)	(4.76)	7.90
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	24		27	31	31	34	47
Ratio of expenses before expense reductions (%)e	.77	*	.71	.74	.77	.69	.63
Ratio of expenses after expense reductions (%)e	.62	*	.62	.61	.52	.56	.62
Ratio of net investment income (%)	2.37	*	2.12	2.39	3.84	3.24	3.04
Portfolio turnover rate (%)	32	**	37	53	41	48	21
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass Retirement Fund — Class B
	Six Months Ended 2/29/12 (Unaudited)		Years Ended August 31,
			2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$11.06		$10.47	$10.08	$11.49	$12.52	$12.16
Income (loss) from investment operations: Net investment incomea	.09		.15	.17	.29	.30	.29
Net realized and unrealized gain (loss)	.41		.58	.42	(1.36)	(.97)	.57
Total from investment operations	.50		.73	.59	(1.07)	(.67)	.86
Less distributions from: Net investment income	(.08)		(.14)	(.20)	(.34)	(.36)	(.50)
Net asset value, end of period	$11.48		$11.06	$10.47	$10.08	$11.49	$12.52
Total Return (%)b,c,d	4.60	**	7.00	5.87	(8.99)	(5.46)	7.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	2	3	6	8
Ratio of expenses before expense reductions (%)e	1.50	*	1.43	1.43	1.56	1.42	1.34
Ratio of expenses after expense reductions (%)e	1.37	*	1.37	1.36	1.27	1.31	1.34
Ratio of net investment income (%)	1.59	*	1.37	1.64	3.09	2.49	2.32
Portfolio turnover rate (%)	32	**	37	53	41	48	21
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass Retirement Fund — Class C
	Six Months Ended 2/29/12 (Unaudited)		Years Ended August 31,
			2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$11.05		$10.46	$10.07	$11.49	$12.52	$12.16
Income (loss) from investment operations: Net investment incomea	.09		.15	.17	.29	.31	.30
Net realized and unrealized gain (loss)	.42		.58	.42	(1.37)	(.98)	.56
Total from investment operations	.51		.73	.59	(1.08)	(.67)	.86
Less distributions from: Net investment income	(.08)		(.14)	(.20)	(.34)	(.36)	(.50)
Net asset value, end of period	$11.48		$11.05	$10.46	$10.07	$11.49	$12.52
Total Return (%)b,c,d	4.70	**	7.01	5.88	(9.06)	(5.43)	7.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		6	7	8	13	14
Ratio of expenses before expense reductions (%)e	1.43	*	1.40	1.40	1.45	1.38	1.34
Ratio of expenses after expense reductions (%)e	1.37	*	1.37	1.36	1.27	1.29	1.29
Ratio of net investment income (%)	1.62	*	1.37	1.64	3.09	2.51	2.37
Portfolio turnover rate (%)	32	**	37	53	41	48	21
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass Retirement Fund — Class S
	Six Months Ended 2/29/12 (Unaudited)		Years Ended August 31,
			2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$11.06		$10.46	$10.08	$11.49	$12.51	$12.16
Income (loss) from investment operations: Net investment incomea	.14		.26	.28	.38	.43	.41
Net realized and unrealized gain (loss)	.42		.59	.41	(1.35)	(.98)	.57
Total from investment operations	.56		.85	.69	(.97)	(.55)	.98
Less distributions from: Net investment income	(.14)		(.25)	(.31)	(.44)	(.47)	(.63)
Net asset value, end of period	$11.48		$11.06	$10.46	$10.08	$11.49	$12.51
Total Return (%)b,c	5.13	**	8.18	6.84	(8.04)	(4.52)	8.18
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	61		54	53	53	71	81
Ratio of expenses before expense reductions (%)d	.44	*	.39	.42	.50	.44	.48
Ratio of expenses after expense reductions (%)d	.37	*	.37	.36	.27	.30	.37
Ratio of net investment income (%)	2.61	*	2.37	2.64	4.09	3.50	3.29
Portfolio turnover rate (%)	32	**	37	53	41	48	21
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2015 Fund — Class A
	Six Months Ended 2/29/12 (Unaudited)		Years Ended August 31,
			2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$10.57		$9.70	$9.39	$11.12	$12.47	$11.98
Income (loss) from investment operations: Net investment incomea	.12		.20	.20	.26	.29	.29
Net realized and unrealized gain (loss)	.55		.85	.33	(1.68)	(1.20)	.86
Total from investment operations	.67		1.05	.53	(1.42)	(.91)	1.15
Less distributions from: Net investment income	(.11)		(.18)	(.22)	(.31)	(.44)	(.66)
Net asset value, end of period	$11.13		$10.57	$9.70	$9.39	$11.12	$12.47
Total Return (%)b,c,d	6.43	**	10.80	5.61	(12.46)	(7.39)	9.78
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	62		63	70	77	97	131
Ratio of expenses before expense reductions (%)e	.67	*	.65	.65	.69	.64	.61
Ratio of expenses after expense reductions (%)e	.58	*	.58	.57	.48	.51	.57
Ratio of net investment income (%)	2.24	*	1.88	2.02	3.05	2.37	2.28
Portfolio turnover rate (%)	20	**	31	51	32	29	21
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2015 Fund — Class B
	Six Months Ended 2/29/12 (Unaudited)		Years Ended August 31,
			2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$10.55		$9.69	$9.38	$11.11	$12.47	$11.98
Income (loss) from investment operations: Net investment incomea	.08		.12	.13	.20	.19	.19
Net realized and unrealized gain (loss)	.55		.84	.32	(1.69)	(1.19)	.86
Total from investment operations	.63		.96	.45	(1.49)	(1.00)	1.05
Less distributions from: Net investment income	(.07)		(.10)	(.14)	(.24)	(.36)	(.56)
Net asset value, end of period	$11.11		$10.55	$9.69	$9.38	$11.11	$12.47
Total Return (%)b,c,d	6.04	**	9.88	4.82	(13.14)	(8.06)	8.94
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		3	7	10	17	24
Ratio of expenses before expense reductions (%)e	1.53	*	1.45	1.37	1.48	1.39	1.37
Ratio of expenses after expense reductions (%)e	1.33	*	1.33	1.32	1.23	1.26	1.34
Ratio of net investment income (%)	1.44	*	1.13	1.27	2.30	1.62	1.51
Portfolio turnover rate (%)	20	**	31	51	32	29	21
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2015 Fund — Class C
	Six Months Ended 2/29/12 (Unaudited)		Years Ended August 31,
			2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$10.55		$9.69	$9.38	$11.10	$12.47	$11.97
Income (loss) from investment operations: Net investment incomea	.08		.12	.13	.20	.20	.20
Net realized and unrealized gain (loss)	.55		.84	.32	(1.68)	(1.20)	.86
Total from investment operations	.63		.96	.45	(1.48)	(1.00)	1.06
Less distributions from: Net investment income	(.07)		(.10)	(.14)	(.24)	(.37)	(.56)
Net asset value, end of period	$11.11		$10.55	$9.69	$9.38	$11.10	$12.47
Total Return (%)b,c,d	6.04	**	9.89	4.83	(13.05)	(8.12)	8.96
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	12		13	15	18	28	37
Ratio of expenses before expense reductions (%)e	1.37	*	1.36	1.34	1.41	1.33	1.31
Ratio of expenses after expense reductions (%)e	1.33	*	1.33	1.32	1.23	1.25	1.30
Ratio of net investment income (%)	1.50	*	1.13	1.28	2.30	1.63	1.55
Portfolio turnover rate (%)	20	**	31	51	32	29	21
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2015 Fund — Class S
	Six Months Ended 2/29/12 (Unaudited)		Years Ended August 31,
			2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$10.55		$9.69	$9.38	$11.11	$12.45	$11.96
Income (loss) from investment operations: Net investment incomea	.13		.23	.22	.28	.32	.32
Net realized and unrealized gain (loss)	.55		.84	.33	(1.68)	(1.19)	.86
Total from investment operations	.68		1.07	.55	(1.40)	(.87)	1.18
Less distributions from: Net investment income	(.12)		(.21)	(.24)	(.33)	(.47)	(.69)
Net asset value, end of period	$11.11		$10.55	$9.69	$9.38	$11.11	$12.45
Total Return (%)b,c	6.58	**	10.98	5.89	(12.25)	(7.10)	9.97
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	72		70	73	71	100	135
Ratio of expenses before expense reductions (%)d	.45	*	.42	.41	.46	.41	.40
Ratio of expenses after expense reductions (%)d	.33	*	.33	.32	.23	.26	.35
Ratio of net investment income (%)	2.50	*	2.13	2.27	3.30	2.62	2.50
Portfolio turnover rate (%)	20	**	31	51	32	29	21
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2020 Fund — Class A
	Six Months Ended 2/29/12 (Unaudited)		Years Ended August 31,
			2011	2010		2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$12.74		$11.56	$11.21		$13.66	$15.47	$14.29
Income (loss) from investment operations: Net investment incomea	.14		.22	.21		.27	.29	.26
Net realized and unrealized gain (loss)	.75		1.18	.36		(2.27)	(1.55)	1.35
Total from investment operations	.89		1.40	.57		(2.00)	(1.26)	1.61
Less distributions from: Net investment income	(.24)		(.22)	(.23)		(.37)	(.55)	(.43)
Net realized gains	—		—	—		(.08)	—	—
Total distributions	(.24)		(.22)	(.23)		(.45)	(.55)	(.43)
Increase from regulatory settlements	—		—	.01	f	—	—	—
Net asset value, end of period	$13.39		$12.74	$11.56		$11.21	$13.66	$15.47
Total Return (%)b,c,d	7.13	**	12.08	5.10	f	(14.08)	(8.48)	11.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	81		79	80		77	85	100
Ratio of expenses before expense reductions (%)e	.67	*	.68	.67		.71	.66	.67
Ratio of expenses after expense reductions (%)e	.59	*	.59	.58		.49	.52	.62
Ratio of net investment income (%)	2.16	*	1.70	1.82		2.63	1.96	1.70
Portfolio turnover rate (%)	21	**	26	50		32	31	22
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
* Annualized
** Not annualized

DWS LifeCompass 2020 Fund — Class B
	Six Months Ended 2/29/12 (Unaudited)		Years Ended August 31,
			2011	2010		2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$12.62		$11.45	$11.11		$13.53	$15.32	$14.15
Income (loss) from investment operations: Net investment incomea	.08		.13	.13		.19	.18	.15
Net realized and unrealized gain (loss)	.75		1.16	.34		(2.24)	(1.54)	1.33
Total from investment operations	.83		1.29	.47		(2.05)	(1.36)	1.48
Less distributions from: Net investment income	(.14)		(.12)	(.14)		(.29)	(.43)	(.31)
Net realized gains	—		—	—		(.08)	—	—
Total distributions	(.14)		(.12)	(.14)		(.37)	(.43)	(.31)
Increase from regulatory settlements	—		—	.01	f	—	—	—
Net asset value, end of period	$13.31		$12.62	$11.45		$11.11	$13.53	$15.32
Total Return (%)b,c,d	6.69	**	11.24	4.24	f	(14.69)	(9.15)	10.49
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4		5	10		14	22	28
Ratio of expenses before expense reductions (%)e	1.45	*	1.54	1.39		1.47	1.42	1.40
Ratio of expenses after expense reductions (%)e	1.34	*	1.34	1.33		1.24	1.28	1.35
Ratio of net investment income (%)	1.32	*	.95	1.07		1.88	1.20	.97
Portfolio turnover rate (%)	21	**	26	50		32	31	22
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
* Annualized
** Not annualized

DWS LifeCompass 2020 Fund — Class C
	Six Months Ended 2/29/12 (Unaudited)		Years Ended August 31,
			2011	2010		2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$12.63		$11.45	$11.11		$13.54	$15.32	$14.15
Income (loss) from investment operations: Net investment incomea	.09		.13	.13		.19	.18	.15
Net realized and unrealized gain (loss)	.74		1.17	.34		(2.25)	(1.52)	1.33
Total from investment operations	.83		1.30	.47		(2.06)	(1.34)	1.48
Less distributions from: Net investment income	(.14)		(.12)	(.14)		(.29)	(.44)	(.31)
Net realized gains	—		—	—		(.08)	—	—
Total distributions	(.14)		(.12)	(.14)		(.37)	(.44)	(.31)
Increase from regulatory settlements	—		—	.01	f	—	—	—
Net asset value, end of period	$13.32		$12.63	$11.45		$11.11	$13.54	$15.32
Total Return (%)b,c,d	6.69	**	11.33	4.24	f	(14.74)	(9.05)	10.49
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15		16	18		21	30	40
Ratio of expenses before expense reductions (%)e	1.37	*	1.40	1.37		1.44	1.38	1.37
Ratio of expenses after expense reductions (%)e	1.34	*	1.34	1.33		1.24	1.27	1.32
Ratio of net investment income (%)	1.39	*	.95	1.07		1.88	1.21	1.00
Portfolio turnover rate (%)	21	**	26	50		32	31	22
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
f Includes a non-recurring payment from the Advisor which amounted to $0.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $0.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
* Annualized
** Not annualized

DWS LifeCompass 2020 Fund — Class S
	Six Months Ended 2/29/12 (Unaudited)		Years Ended August 31,
			2011	2010		2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$12.77		$11.58	$11.23		$13.69	$15.50	$14.32
Income (loss) from investment operations: Net investment incomea	.15		.25	.24		.29	.32	.29
Net realized and unrealized gain (loss)	.75		1.19	.36		(2.28)	(1.54)	1.36
Total from investment operations	.90		1.44	.60		(1.99)	(1.22)	1.65
Less distributions from: Net investment income	(.27)		(.25)	(.26)		(.39)	(.59)	(.47)
Net realized gains	—		—	—		(.08)	—	—
Total distributions	(.27)		(.25)	(.26)		(.47)	(.59)	(.47)
Increase from regulatory settlements	—		—	.01	e	—	—	—
Net asset value, end of period	$13.40		$12.77	$11.58		$11.23	$13.69	$15.50
Total Return (%)b,c	7.23	**	12.43	5.36	e	(13.90)	(8.22)	11.60
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	131		107	96		96	129	153
Ratio of expenses before expense reductions (%)d	.42	*	.42	.45		.51	.45	.48
Ratio of expenses after expense reductions (%)d	.34	*	.34	.33		.24	.28	.37
Ratio of net investment income (%)	2.34	*	1.95	2.07		2.88	2.20	1.95
Portfolio turnover rate (%)	21	**	26	50		32	31	22
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
e Includes a non-recurring payment from the Advisor which amounted to $.0004 per share recorded as a result of the Advisor's settlement with the SEC and NY Attorney General in connection with certain trading arrangements. The Fund also received $.0063 per share of non-affiliated regulatory settlements. Excluding these non-recurring payments, total return would have been 0.06% lower.
* Annualized
** Not annualized

DWS LifeCompass 2030 Fund — Class A
	Six Months Ended 2/29/12 (Unaudited)		Years Ended August 31,
			2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$9.10		$8.04	$7.87	$10.26	$12.27	$11.50
Income (loss) from investment operations: Net investment incomea	.09		.12	.11	.13	.14	.10
Net realized and unrealized gain (loss)	.64		1.04	.18	(1.94)	(1.32)	1.39
Total from investment operations	.73		1.16	.29	(1.81)	(1.18)	1.49
Less distributions from: Net investment income	(.13)		(.10)	(.12)	(.11)	(.38)	(.29)
Net realized gains	—		—	—	(.47)	(.45)	(.43)
Total distributions	(.13)		(.10)	(.12)	(.58)	(.83)	(.72)
Net asset value, end of period	$9.70		$9.10	$8.04	$7.87	$10.26	$12.27
Total Return (%)b,c,d	8.14	**	14.44	3.63	(16.57)	(10.40)	13.17
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	40		38	40	31	23	21
Ratio of expenses before expense reductions (%)e	.81	*	.80	.85	1.17	.99	1.00
Ratio of expenses after expense reductions (%)e	.58	*	.58	.55	.45	.47	.55
Ratio of net investment income (%)	.96	**	1.30	1.33	1.83	1.27	.88
Portfolio turnover rate (%)	22	**	32	44	40	30	20
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2030 Fund — Class B
	Six Months Ended 2/29/12 (Unaudited)		Years Ended August 31,
			2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$9.06		$8.02	$7.84	$10.21	$12.21	$11.45
Income (loss) from investment operations: Net investment incomea	.05		.05	.05	.08	.06	.01
Net realized and unrealized gain (loss)	.65		1.02	.19	(1.92)	(1.33)	1.37
Total from investment operations	.70		1.07	.24	(1.84)	(1.27)	1.38
Less distributions from: Net investment income	(.06)		(.03)	(.06)	(.06)	(.28)	(.19)
Net realized gains	—		—	—	(.47)	(.45)	(.43)
Total distributions	(.06)		(.03)	(.06)	(.53)	(.73)	(.62)
Net asset value, end of period	$9.70		$9.06	$8.02	$7.84	$10.21	$12.21
Total Return (%)b,c,d	7.81	**	13.36	2.98	(17.11)	(11.09)	12.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	2	2	3	4
Ratio of expenses before expense reductions (%)e	1.59	*	1.56	1.63	2.07	1.80	1.81
Ratio of expenses after expense reductions (%)e	1.33	*	1.33	1.30	1.20	1.22	1.30
Ratio of net investment income (%)	.55	**	.55	.59	1.08	.51	.13
Portfolio turnover rate (%)	22	**	32	44	40	30	20
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2030 Fund — Class C
	Six Months Ended 2/29/12 (Unaudited)		Years Ended August 31,
			2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$9.06		$8.01	$7.83	$10.21	$12.21	$11.44
Income (loss) from investment operations: Net investment incomea	.05		.05	.05	.08	.06	.01
Net realized and unrealized gain (loss)	.64		1.03	.19	(1.93)	(1.33)	1.38
Total from investment operations	.69		1.08	.24	(1.85)	(1.27)	1.39
Less distributions from: Net investment income	(.06)		(.03)	(.06)	(.06)	(.28)	(.19)
Net realized gains	—		—	—	(.47)	(.45)	(.43)
Total distributions	(.06)		(.03)	(.06)	(.53)	(.73)	(.62)
Net asset value, end of period	$9.69		$9.06	$8.01	$7.83	$10.21	$12.21
Total Return (%)b,c,d	7.70	**	13.50	2.99	(17.22)	(11.09)	12.35
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		5	5	6	8	11
Ratio of expenses before expense reductions (%)e	1.49	*	1.50	1.54	1.96	1.74	1.74
Ratio of expenses after expense reductions (%)e	1.33	*	1.33	1.30	1.20	1.23	1.30
Ratio of net investment income (%)	.56	**	.55	.59	1.08	.51	.13
Portfolio turnover rate (%)	22	**	32	44	40	30	20
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charge.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2030 Fund — Class S
	Six Months Ended 2/29/12 (Unaudited)		Years Ended August 31,
			2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$9.11		$8.05	$7.87	$10.27	$12.29	$11.51
Income (loss) from investment operations: Net investment incomea	.10		.15	.13	.15	.17	.13
Net realized and unrealized gain (loss)	.64		1.04	.19	(1.95)	(1.33)	1.40
Total from investment operations	.74		1.19	.32	(1.80)	(1.16)	1.53
Less distributions from: Net investment income	(.15)		(.13)	(.14)	(.13)	(.41)	(.32)
Net realized gains	—		—	—	(.47)	(.45)	(.43)
Total distributions	(.15)		(.13)	(.14)	(.60)	(.86)	(.75)
Net asset value, end of period	$9.70		$9.11	$8.05	$7.87	$10.27	$12.29
Total Return (%)b,c	8.30	**	14.72	4.02	(16.43)	(10.23)	13.54
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22		18	11	7	6	4
Ratio of expenses before expense reductions (%)d	.55	*	.55	.59	.97	.77	.78
Ratio of expenses after expense reductions (%)d	.33	*	.33	.30	.20	.21	.30
Ratio of net investment income (%)	1.07	**	1.55	1.58	2.08	1.52	1.13
Portfolio turnover rate (%)	22	**	32	44	40	30	20
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
d The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class A
	Six Months Ended 2/29/12 (Unaudited)		Years Ended August 31,			Period Ended 8/31/08a
			2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$7.92		$7.14	$6.97	$8.77	$10.00
Income (loss) from investment operations: Net investment incomeb	.08		.09	.08	.08	.06
Net realized and unrealized gain (loss)	.58		.94	.17	(1.74)	(.96)
Total from investment operations	.66		1.03	.25	(1.66)	(.90)
Less distributions from: Net investment income	(.10)		(.09)	(.08)	(.05)	(.33)
Net realized gains	(.17)		(.16)	—	(.09)	—
Total distributions	(.27)		(.25)	(.08)	(.14)	(.33)
Net asset value, end of period	$8.31		$7.92	$7.14	$6.97	$8.77
Total Return (%)c,d,e	8.69	**	14.34	3.58	(18.67)	(9.24	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20		17	17	9	2
Ratio of expenses before expense reductions (%)f	.94	*	1.02	1.22	2.90	7.14	*
Ratio of expenses after expense reductions (%)f	.55	*	.55	.54	.49	.49	*
Ratio of net investment income (%)	.97	**	1.11	1.12	1.32	.86	*
Portfolio turnover rate (%)	15	**	33	39	30	17	**
a For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charge.
d Total return would have been lower had certain expenses not been reduced.
e Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
f The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class C
	Six Months Ended 2/29/12 (Unaudited)		Years Ended August 31,			Period Ended 8/31/08a
			2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$7.89		$7.11	$6.94	$8.73	$10.00
Income (loss) from investment operations: Net investment incomeb	.04		.03	.03	.04	.01
Net realized and unrealized gain (loss)	.59		.94	.17	(1.73)	(.96)
Total from investment operations	.63		.97	.20	(1.69)	(.95)
Less distributions from: Net investment income	(.05)		(.03)	(.03)	(.01)	(.32)
Net realized gains	(.17)		(.16)	—	(.09)	—
Total distributions	(.22)		(.19)	(.03)	(.10)	(.32)
Net asset value, end of period	$8.30		$7.89	$7.11	$6.94	$8.73
Total Return (%)c,d,e	8.16	**	13.53	2.81	(19.43)	(9.54	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2		.2	.2	.2	.3
Ratio of expenses before expense reductions (%)f	1.69	*	1.84	2.20	3.86	7.87	*
Ratio of expenses after expense reductions (%)f	1.30	*	1.30	1.28	1.24	1.24	*
Ratio of net investment income (%)	.53	**	.36	.37	.57	.11	*
Portfolio turnover rate (%)	15	**	33	39	30	17	**
a For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charge.
d Total return would have been lower had certain expenses not been reduced.
e Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
f The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

DWS LifeCompass 2040 Fund — Class S
	Six Months Ended 2/29/12 (Unaudited)		Years Ended August 31,			Period Ended 8/31/08a
			2011	2010	2009
Selected Per Share Data
Net asset value, beginning of period	$7.94		$7.16	$6.99	$8.79	$10.00
Income (loss) from investment operations: Net investment incomeb	.08		.11	.10	.10	.08
Net realized and unrealized gain (loss)	.59		.94	.17	(1.74)	(.96)
Total from investment operations	.67		1.05	.27	(1.64)	(.88)
Less distributions from: Net investment income	(.12)		(.11)	(.10)	(.07)	(.33)
Net realized gains	(.17)		(.16)	—	(.09)	—
Total distributions	(.29)		(.27)	(.10)	(.16)	(.33)
Net asset value, end of period	$8.32		$7.94	$7.16	$6.99	$8.79
Total Return (%)c,d	8.82	**	14.60	3.83	(18.32)	(9.11	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17		14	8	4	2
Ratio of expenses before expense reductions (%)e	.69	*	.77	.99	2.70	6.98	*
Ratio of expenses after expense reductions (%)e	.30	*	.30	.29	.24	.24	*
Ratio of net investment income (%)	1.08	**	1.36	1.37	1.57	1.11	*
Portfolio turnover rate (%)	15	**	33	39	30	17	**
a For the period from November 15, 2007 (commencement of operations) to August 31, 2008.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Total return would have been lower if the Advisor had not reduced some Underlying Funds' expenses.
e The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund (hereinafter referred to individually as "Fund" or collectively as "Funds") are each a diversified series of DWS Target Date Series (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Funds mainly invest in other affiliated DWS funds (the "Underlying DWS Funds") and non-affiliated exchange-traded funds ("ETFs"). ETFs and Underlying DWS Funds are collectively referred to as "Underlying Funds." Each Underlying DWS Fund's accounting policies and investment holdings are outlined in the Underlying DWS Funds' financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in the Underlying DWS Funds are valued at the net asset value per share of each class of the Underlying DWS Funds and are categorized as Level 1.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Disclosure about the classification of fair value measurements is included in a table following each Fund's Investment Portfolio.

New Accounting Pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement. The amendments are the result of the work by the Financial Accounting Standards Board and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on each Fund's financial statements.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2011, DWS LifeCompass Retirement Fund had a net tax basis capital loss carryforward of approximately $16,127,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012 ($38,000), August 31, 2017 ($1,780,000), August 31, 2018, ($13,711,000) and August 31, 2019 ($598,000), the respective expiration dates, whichever occurs first.

At August 31, 2011, DWS LifeCompass 2015 Fund had a net tax basis capital loss carryforward of approximately $49,096,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2012 ($7,136,000), August 31, 2017 ($2,422,000), August 31, 2018 ($29,354,000) and August 31, 2019 ($10,184,000), the respective expiration dates, whichever occurs first.

At August 31, 2011, DWS LifeCompass 2020 Fund had a net tax basis capital loss carryforward of approximately $39,343,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2017 ($1,856,000), August 31, 2018 ($28,041,000) and August 31, 2019 ($9,446,000), the respective expiration dates, whichever occurs first.

At August 31, 2011, DWS LifeCompass 2030 Fund had a net tax basis capital loss carryforward of approximately $5,903,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2017 ($209,000), August 31, 2018 ($4,779,000) and August 31, 2019 ($915,000), the respective expiration dates, whichever occurs first.

The Funds have reviewed the tax positions for the open tax years as of August 31, 2011 and have determined that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income from DWS LifeCompass Retirement Fund and DWS LifeCompass 2015 Fund, if any, is declared and distributed to shareholders quarterly. Net investment income from DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Funds may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund or delegates such responsibility to the Fund's subadvisor.

QS Investors, LLC ("QS Investors") acts as investment subadvisor to the Funds. As an investment subadvisor to the Funds, QS Investors renders strategic asset allocation services to the Funds. QS Investors is paid by the Advisor for the services QS Investors provides to the Funds.

The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund's outstanding shares. At February 29, 2012, DWS LifeCompass Retirement Fund held greater than 5% of the following Underlying DWS Fund's outstanding shares: approximately 6% of DWS Enhanced Global Bond Fund. At February 29, 2012, DWS LifeCompass 2015 Fund held greater than 5% of the following Underlying DWS Funds' outstanding shares: approximately 7% of DWS Enhanced Global Bond Fund and 5% of DWS Core Fixed Income Fund. At February 29, 2012, DWS LifeCompass 2020 Fund held greater than 5% of the following Underlying DWS Funds' outstanding shares: approximately 8% of DWS Enhanced Global Bond Fund, 8% of DWS Diversified International Equity Fund, 6% of DWS Core Fixed Income Fund, 6% of DWS S&P 500 Plus Fund, 5% of DWS US Bond Index Fund and 5% of DWS Small Cap Core Fund. At February 29, 2012, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund did not invest in more than 5% of any Underlying DWS Fund.

For the period from September 1, 2011 through November 30, 2012, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds' operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and indirect expenses of Underlying Funds) as a percentage of average daily net assets as follows:
	LifeCompass Retirement Fund	LifeCompass 2015 Fund	LifeCompass 2020 Fund	LifeCompass 2030 Fund	LifeCompass 2040 Fund
Class A	.62%	.58%	.59%	.58%	.55%
Class B	1.37%	1.33%	1.34%	1.33%	—
Class C	1.37%	1.33%	1.34%	1.33%	1.30%
Class S	.37%	.33%	.34%	.33%	.30%

Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying DWS Funds and ETFs in which it is invested.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay DIMA an annual fee ("Administration Fee") of 0.10% of each Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 29, 2012, the Administration Fee for each Fund was as follows:
Administration Fee	Total Aggregated	Waived	Unpaid at February 29, 2012
DWS LifeCompass Retirement Fund	$43,165	$—	$7,300
DWS LifeCompass 2015 Fund	$72,133	$—	$11,713
DWS LifeCompass 2020 Fund	$104,066	$—	$18,398
DWS LifeCompass 2030 Fund	$31,454	$—	$5,386
DWS LifeCompass 2040 Fund	$16,878	$16,878	$—

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Funds. For the six months ended February 29, 2012, the amounts charged to the Funds by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at February 29, 2012
DWS LifeCompass Retirement Fund
Class A	$27,660	$18,930	$5,452
Class B	666	666	—
Class C	2,476	1,671	29
Class S	39,829	19,665	7,921
	$70,631	$40,932	$13,402
DWS LifeCompass 2015 Fund
Class A	$56,291	$28,734	$13,127
Class B	2,755	2,611	121
Class C	5,933	2,574	1,339
Class S	74,918	40,448	14,023
	$139,897	$74,367	$28,610
DWS LifeCompass 2020 Fund
Class A	$78,844	$33,256	$43,673
Class B	4,150	2,348	1,802
Class C	8,680	2,309	6,371
Class S	116,718	44,928	34,709
	$208,392	$82,841	$86,555
DWS LifeCompass 2030 Fund
Class A	$44,050	$44,017	$33
Class B	1,214	1,214	—
Class C	2,792	2,792	—
Class S	21,132	20,755	377
	$69,188	$68,778	$410
DWS LifeCompass 2040 Fund
Class A	$22,342	$22,133	$209
Class C	242	242	—
Class S	17,502	17,502	—
	$40,086	$39,877	$209

For the six months ended February 29, 2012, the Advisor reimbursed DWS LifeCompass 2040 Fund $47 of sub-recordkeeping expenses for Class S shares.

In addition, for the six months ended February 29, 2012, the Advisor reimbursed DWS LifeCompass 2040 Fund $8,854 of other expenses.

Distribution and Service Fees. Under the Funds' Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Funds' Underwriting and Distribution Services Agreements, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 29, 2012, the Distribution Fees were as follows:
Distribution Fees	Total Aggregated	Unpaid at February 29, 2012
DWS LifeCompass Retirement Fund
Class B	$3,935	$564
Class C	20,798	3,363
	$24,733	$3,927
DWS LifeCompass 2015 Fund
Class B	$9,619	$1,344
Class C	45,374	7,059
	$54,993	$8,403
DWS LifeCompass 2020 Fund
Class B	$15,847	$2,247
Class C	55,862	8,329
	$71,709	$10,576
DWS LifeCompass 2030 Fund
Class B	$4,588	$702
Class C	16,839	2,648
	$21,427	$3,350
DWS LifeCompass 2040 Fund
Class C	$816	$136

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 29, 2012, the Service Fees were as follows:
Service Fees	Total Aggregated	Waived	Unpaid at February 29, 2012	Annualized Effective Rate
DWS LifeCompass Retirement Fund
Class A	$30,604	$—	$11,082	.25%
Class B	1,293	7	388	.25%
Class C	6,868	—	2,233	.25%
	$38,765	$7	$13,703
DWS LifeCompass 2015 Fund
Class A	$74,689	$—	$26,461	.25%
Class B	3,193	—	979	.25%
Class C	15,092	—	4,940	.25%
	$92,974	$—	$32,380
DWS LifeCompass 2020 Fund
Class A	$98,011	$—	$33,185	.25%
Class B	5,282	—	1,538	.25%
Class C	18,621	—	4,214	.25%
	$121,914	$—	$38,937
DWS LifeCompass 2030 Fund
Class A	$46,281	$—	$17,977	.24%
Class B	1,513	385	276	.18%
Class C	5,598	858	1,394	.21%
	$53,392	$1,243	$19,647
DWS LifeCompass 2040 Fund
Class A	$22,770	$—	$8,444	.24%
Class C	270	18	58	.23%
	$23,040	$18	$8,502

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 29, 2012 for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund aggregated $186, $641, $5,507, $555 and $567, respectively.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 29, 2012, the CDSC for Class B shares aggregated $2,142, $1,388, $5,835 and $774, respectively, for DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund and DWS LifeCompass 2030 Fund and Class C shares aggregated $245, $2,741 and $11, respectively, for DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund and DWS LifeCompass 2030 Fund. For the six months ended February 29, 2012, the CDSC for Class C shares aggregated $143 for DWS LifeCompass 2040 Fund. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended February 29, 2012, DIDI received $119 and $68, respectively, for Class A shares of DWS LifeCompass 2015 Fund and DWS LifeCompass 2020 Fund.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Funds. For the six months ended February 29, 2012, the amounts charged to the Funds by DIMA included in the Statements of Operations under "reports to shareholders" were as follows:
Typesetting and Filing Service Fees	Total Aggregated	Unpaid at February 29, 2012
DWS LifeCompass Retirement Fund	$4,612	$1,474
DWS LifeCompass 2015 Fund	$4,672	$1,570
DWS LifeCompass 2020 Fund	$4,254	$806
DWS LifeCompass 2030 Fund	$4,612	$821
DWS LifeCompass 2040 Fund	$4,490	$863

Trustees' Fees and Expenses. The Funds paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

C. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. At February 29, 2012, there was one shareholder account that held approximately 15% of the outstanding shares of DWS LifeCompass 2015 Fund and two shareholder accounts that held approximately 17% and 12% of the outstanding shares of DWS LifeCompass 2040 Fund.

D. Share Transactions

DWS LifeCompass Retirement Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	177,451	$1,953,084	625,028	$7,001,633
Class B	10	109	1,108	12,470
Class C	28,187	312,672	38,380	426,341
Class S	785,583	8,734,250	518,544	5,805,834
		$11,000,115		$13,246,278
Shares issued to shareholders in reinvestment of distributions
Class A	26,241	$283,411	54,639	$607,558
Class B	767	8,283	1,979	21,986
Class C	3,486	37,678	6,642	73,851
Class S	57,446	620,290	103,780	1,153,834
		$949,662		$1,857,229
Shares redeemed
Class A	(627,800)	$(6,935,983)	(1,205,637)	$(13,476,808)
Class B	(34,967)	(383,146)	(102,319)	(1,133,919)
Class C	(58,841)	(652,960)	(167,952)	(1,873,573)
Class S	(375,353)	(4,166,949)	(794,346)	(8,892,217)
		$(12,139,038)		$(25,376,517)
Net increase (decrease)
Class A	(424,108)	$(4,699,488)	(525,970)	$(5,867,617)
Class B	(34,190)	(374,754)	(99,232)	(1,099,463)
Class C	(27,168)	(302,610)	(122,930)	(1,373,381)
Class S	467,676	5,187,591	(172,022)	(1,932,549)
		$(189,261)		$(10,273,010)

DWS LifeCompass 2015 Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	546,422	$5,749,346	1,386,254	$14,800,601
Class B	143	1,439	3,552	38,168
Class C	20,652	216,982	68,855	745,610
Class S	322,868	3,387,156	1,305,688	14,167,332
		$9,354,923		$29,751,711
Shares issued to shareholders in reinvestment of distributions
Class A	61,003	$625,835	107,427	$1,160,363
Class B	1,680	17,244	4,117	44,505
Class C	7,215	74,021	11,138	120,712
Class S	78,407	803,295	130,448	1,406,565
		$1,520,395		$2,732,145
Shares redeemed
Class A	(1,039,545)	$(10,951,638)	(2,693,350)	$(29,116,094)
Class B	(111,254)	(1,165,881)	(429,962)	(4,605,548)
Class C	(212,284)	(2,243,272)	(405,123)	(4,406,071)
Class S	(490,981)	(5,188,539)	(2,367,649)	(25,272,298)
		$(19,549,330)		$(63,400,011)
Net increase (decrease)
Class A	(432,120)	$(4,576,457)	(1,199,669)	$(13,155,130)
Class B	(109,431)	(1,147,198)	(422,293)	(4,522,875)
Class C	(184,417)	(1,952,269)	(325,130)	(3,539,749)
Class S	(89,706)	(998,088)	(931,513)	(9,698,401)
		$(8,674,012)		$(30,916,155)

DWS LifeCompass 2020 Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	632,896	$8,061,390	1,651,472	$21,428,120
Class B	192	2,412	961	12,691
Class C	39,108	488,568	75,157	969,629
Class S	1,882,425	24,126,239	1,086,176	14,325,208
		$32,678,609		$36,735,648
Shares issued to shareholders in reinvestment of distributions
Class A	118,696	$1,477,770	111,942	$1,449,646
Class B	3,553	44,061	6,272	80,851
Class C	12,014	148,966	11,797	152,184
Class S	179,795	2,240,248	156,231	2,023,192
		$3,911,045		$3,705,873
Shares redeemed
Class A	(860,232)	$(10,938,099)	(2,511,735)	$(32,725,044)
Class B	(122,521)	(1,530,800)	(506,878)	(6,531,780)
Class C	(165,681)	(2,108,033)	(389,133)	(5,056,604)
Class S	(666,054)	(8,553,145)	(1,115,625)	(14,590,270)
		$(23,130,077)		$(58,903,698)
Net increase (decrease)
Class A	(108,640)	$(1,398,939)	(748,321)	$(9,847,278)
Class B	(118,776)	(1,481,189)	(499,645)	(6,438,238)
Class C	(114,559)	(1,470,499)	(302,179)	(3,934,791)
Class S	1,396,166	17,810,204	126,782	1,758,130
		$13,459,577		$(18,462,177)

DWS LifeCompass 2030 Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	737,256	$6,707,917	1,006,910	$9,521,517
Class B	3,233	29,610	8,226	77,808
Class C	21,112	191,528	62,134	596,065
Class S	425,501	3,865,399	911,543	8,751,115
		$10,794,454		$18,946,505
Shares issued to shareholders in reinvestment of distributions
Class A	62,628	$556,139	51,473	$484,869
Class B	899	8,003	703	6,638
Class C	3,340	29,695	2,023	19,076
Class S	37,215	330,468	19,598	184,614
		$924,305		$695,197
Shares redeemed
Class A	(875,083)	$(7,885,106)	(1,906,708)	$(17,842,607)
Class B	(20,085)	(179,463)	(84,354)	(805,174)
Class C	(37,620)	(345,453)	(199,236)	(1,893,004)
Class S	(199,882)	(1,810,608)	(251,483)	(2,376,641)
		$(10,220,630)		$(22,917,426)
Net increase (decrease)
Class A	(75,199)	$(621,050)	(848,325)	$(7,836,221)
Class B	(15,953)	(141,850)	(75,425)	(720,728)
Class C	(13,168)	(124,230)	(135,079)	(1,277,863)
Class S	262,834	2,385,259	679,658	6,559,088
		$1,498,129		$(3,275,724)

DWS LifeCompass 2040 Fund

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 29, 2012		Year Ended August 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	676,469	$5,319,912	855,046	$7,123,918
Class C	2,213	17,134	10,217	83,740
Class S	436,020	3,402,331	800,407	6,723,199
		$8,739,377		$13,930,857
Shares issued to shareholders in reinvestment of distributions
Class A	89,496	$676,587	60,626	$501,985
Class C	749	5,660	557	4,609
Class S	74,705	564,776	40,892	338,584
		$1,247,023		$845,178
Shares redeemed
Class A	(528,134)	$(4,137,425)	(1,025,883)	$(8,385,896)
Class C	(4,449)	(34,689)	(7,673)	(63,502)
Class S	(154,554)	(1,221,838)	(246,568)	(2,060,409)
		$(5,393,952)		$(10,509,807)
Net increase (decrease)
Class A	237,831	$1,859,074	(110,211)	$(759,993)
Class C	(1,487)	(11,895)	3,101	24,847
Class S	356,171	2,745,269	594,731	5,001,374
		$4,592,448		$4,266,228

Information About Each Fund's Expenses

As an investor of the Funds, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Funds and to help you compare these expenses with the ongoing expenses of investing in mutual funds. In addition to the ongoing expenses which the Funds bear directly, the Funds' shareholders indirectly bear the expenses of the Underlying Funds in which the Funds invest. These expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund limited the ongoing expenses the Funds bear directly; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2011 to February 29, 2012).

The tables illustrate your Fund's expenses in two ways:

·Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

·Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS LifeCompass Retirement Fund
Expenses and Value of a $1,000 Investment for the six months ended February 29, 2012 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/12	$1,050.90	$1,046.00	$1,047.00	$1,051.30
Expenses Paid per $1,000*	$3.16	$6.97	$6.97	$1.89
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/12	$1,021.78	$1,018.05	$1,018.05	$1,023.02
Expenses Paid per $1,000*	$3.12	$6.87	$6.87	$1.86

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass Retirement Fund	.62%	1.37%	1.37%	.37%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2015 Fund
Expenses and Value of a $1,000 Investment for the six months ended February 29, 2012 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/12	$1,064.30	$1,060.40	$1,060.40	$1,065.80
Expenses Paid per $1,000*	$2.98	$6.81	$6.81	$1.69
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/12	$1,021.98	$1,018.25	$1,018.25	$1,023.22
Expenses Paid per $1,000*	$2.92	$6.67	$6.67	$1.66

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2015 Fund	.58%	1.33%	1.33%	.33%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2020 Fund
Expenses and Value of a $1,000 Investment for the six months ended February 29, 2012 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/12	$1,071.30	$1,066.90	$1,066.90	$1,072.30
Expenses Paid per $1,000*	$3.04	$6.89	$6.89	$1.75
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/12	$1,021.93	$1,018.20	$1,018.20	$1,023.17
Expenses Paid per $1,000*	$2.97	$6.72	$6.72	$1.71

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2020 Fund	.59%	1.34%	1.34%	.34%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2030 Fund
Expenses and Value of a $1,000 Investment for the six months ended February 29, 2012 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/12	$1,081.40	$1,078.10	$1,077.00	$1,083.00
Expenses Paid per $1,000*	$3.00	$6.87	$6.87	$1.71
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S
Beginning Account Value 9/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/12	$1,021.98	$1,018.25	$1,018.25	$1,023.22
Expenses Paid per $1,000*	$2.92	$6.67	$6.67	$1.66

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios**	Class A	Class B	Class C	Class S
DWS LifeCompass 2030 Fund	.58%	1.33%	1.33%	.33%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

DWS LifeCompass 2040 Fund
Expenses and Value of a $1,000 Investment for the six months ended February 29, 2012 (Unaudited)
Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/12	$1,086.90	$1,081.60	$1,088.20
Expenses Paid per $1,000*	$2.85	$6.73	$1.56
Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 9/1/11	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/29/12	$1,022.13	$1,018.40	$1,023.37
Expenses Paid per $1,000*	$2.77	$6.52	$1.51

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios**	Class A	Class C	Class S
DWS LifeCompass 2040 Fund	.55%	1.30%	.30%

** The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund's prospectus.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of the Funds' investment management agreements (each an "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DWS and QS Investors, LLC ("QS Investors") in September 2011.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

· In September 2011, all of the Funds' Trustees were independent of DWS and its affiliates.

· The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Funds' performance, fees and expenses, and profitability compiled by the Funds' independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Funds.

· The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Funds' independent fee consultant in the course of their review of the Funds' contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

· In connection with reviewing the Agreements, the Board also reviewed the terms of each Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

· Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Funds. The Board considered, generally, that shareholders chose to invest or remain invested in each respective Fund knowing that DWS managed the Fund. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Funds' Board considers these and many other factors, including the quality and integrity of DWS's and QS Investors' personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures. The Board also noted that the Sub-Advisory Agreement of DWS LifeCompass 2040 Fund was approved by that Fund's shareholders in July 2010.

Nature, Quality and Extent of Services. The Board considered the terms of each Agreement, including the scope of advisory services provided under each Agreement. The Board noted that, under each Agreement, DWS and QS Investors provide portfolio management services to the Funds and that, pursuant to separate administrative services agreements, DWS provides administrative services to each Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board also requested and received information regarding DWS's oversight of fund sub-advisors, QS Investors. The Board reviewed the Funds' performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds.

LifeCompass 2015 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2010, the LifeCompass 2015 Fund's performance (Class A shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2010.

LifeCompass 2020 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2010, the LifeCompass 2020 Fund's performance (Class A shares) was in the 3rd quartile, 4th quartile and 3rd quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2010.

LifeCompass 2030 Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2010, the LifeCompass 2030 Fund's performance (Class A shares) was in the 3rd quartile, 4th quartile and 3rd quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2010.

LifeCompass 2040 Fund. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2010, the LifeCompass 2040 Fund's performance (Class A shares) was in the 3rd quartile and 4th quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one- and three-year periods ended December 31, 2010.

LifeCompass Retirement Fund. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2010, the LifeCompass Retirement Fund's performance (Class A shares) was in the 3rd quartile, 4th quartile and 4th quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2010.

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS and QS Investors historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Funds' investment management fee schedules, sub-advisory fee schedules, operating expenses and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the Funds do not pay any fund-level investment advisory fees, but do bear administrative fees. With respect to the sub-advisory fees paid to QS Investors, the Board noted that the fees are paid by DWS and not directly by the Funds.

LifeCompass 2015 Fund. The total management fee rates paid by the LifeCompass 2015 Fund were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2010, and analyzing Lipper expense universe Class A expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses").

LifeCompass 2020 Fund. The total management fee rates paid by the LifeCompass 2020 Fund were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper Universe Expenses.

LifeCompass 2030 Fund. The total management fee rates paid by the LifeCompass 2030 Fund were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper Universe Expenses.

LifeCompass 2040 Fund. The total management fee rates paid by the LifeCompass 2040 Fund were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper Universe Expenses.

LifeCompass Retirement Fund. The total management fee rates paid by the LifeCompass Retirement Fund were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (4th quartile) of the applicable Lipper Universe Expenses.

The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered a report prepared by the Funds' independent fee consultant regarding the competitiveness of the Funds' total expenses relative to a more customized peer group. The Board considered the Funds' total management fee rates as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Funds' total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DWS helped to ensure that the Funds' total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS and QS Investors.

Profitability. The Board reviewed detailed information regarding revenues received by DWS from advising the DWS Funds along with the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality. The Board did not receive profitability information with respect to the Funds (which, as noted above, do not pay any investment advisory fees), but did receive such information with respect to the funds in which the Funds invest. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of QS Investors with respect to the Funds. The Board noted that DWS pays QS Investors' fee, and its understanding that the Funds' sub-advisory fee schedules were the product of an arm's length negotiation with DWS.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. The Board concluded that the Funds' fee schedules represent an appropriate sharing between each Fund and DWS of such economies of scale as may exist in the management of the Funds at current asset levels.

Other Benefits to DWS and QS Investors and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and QS Investors and their affiliates, including any fees received by DWS for administrative services provided to the Funds and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS and QS Investors related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS and QS Investors related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Funds' chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DWS to the oversight of the investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Funds. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of each Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B and C:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

DWS LifeCompass Retirement Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUCAX	SUCBX	SUCCX	SCPCX
CUSIP Number	23337A 608	23337A 707	23337A 806	23337A 871
Fund Number	480	680	780	2080

DWS LifeCompass 2015 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SPDAX	SPDBX	SPDCX	SPBAX
CUSIP Number	23337A 103	23337A 202	23337A 301	23337A 509
Fund Number	481	681	781	2081

DWS LifeCompass 2020 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	SUPAX	SUPBX	SUPCX	SPGRX
CUSIP Number	23337A 863	23337A 855	23337A 848	23337A 822
Fund Number	482	682	782	2082

DWS LifeCompass 2030 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	PLUSX	PLSBX	PLSCX	PPLSX
CUSIP Number	23337A 814	23337A 798	23337A 780	23337A 772
Fund Number	1084	1284	1384	2084

DWS LifeCompass 2040 Fund
	Class A	Class B	Class C	Class S
Nasdaq Symbol	TGTAX	—	TGTCX	TGTSX
CUSIP Number	23337A 764	—	23337A 756	23337A 749
Fund Number	457	—	757	2057

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
· Social Security number
· Account balances
· Purchase and transaction history
· Bank account information
· Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
· open an account
· give us your contact information
· provide bank account information for ACH or wire transactions
· tell us where to send money
· seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
· sharing for affiliates' everyday business purposes — information about your creditworthiness
· affiliates from using your information to market to you
· sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DTDS-3
(R-026694-1 4/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 26, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 26, 2012